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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ______

       This Amendment (Check only one.):  [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Lexington Partners VI Holdings, LLC
Address:      660 Madison Avenue
              New York, NY 10065

Form 13F File Number: 28-14242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas Giannetti
Title:        Authorized Signatory
Phone:        (212) 754-0411

Signature, Place, and Date of Signing:

/s/ Thomas Giannetti                  New York, NY          January 30, 2012
-------------------------         -------------------      -------------------
         [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       1

Form 13F Information Table Value Total:       $202,876 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE
                      LEXINGTON PARTNERS VI HOLDINGS, LLC
                     FOR QUARTER ENDED SEPTEMBER 30, 2011

                                                                                                      Voting Authority
                                               Value    Shrs or   SH/          Investment  Other   ----------------------
Name of Issuer    Title of Class    CUSIP    (x $1000)  prn amt   PRN Put/Call Discretion Managers    Sole    Shared None
--------------    -------------- ----------- --------- ---------- --- -------- ---------- -------- ---------- ------ ----
KKR & CO L P DEL  COM UNITS      48248M 10 2   202,876 19,507,310 SH           SOLE                19,507,310